Income Tax - Schedule of Reconciliation of Unrecognized Tax Benefits From Continuing Operations (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Unrecognized Tax Benefits From Continuing Operations [Abstract]
Unrecognized tax benefits, beginning of year			¥ 3,417,532
Decrease			(3,417,532)
Unrecognized tax benefits, end of year